Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 719,000
Previously Paid Amount	0.00
Total Fee Amount	62.55
Total Offset Amount	0.00
Net Fee	62.55
Narrative - Max Aggregate Offering Price	$ 719,000
Final Prospectus	true